Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives	12 Months Ended
Sep. 30, 2022
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives [Line Items]
Useful life	20 years
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives [Line Items]
Useful life	10 years
Automobiles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives [Line Items]
Useful life	3 years
Automobiles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives [Line Items]
Useful life	5 years
Office and electric equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives [Line Items]
Useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful lives [Line Items]
Useful life	5 years